UNCONSOLIDATED STRUCTURED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
UNCONSOLIDATED STRUCTURED ENTITIES
Schedule of interests in unconsolidated structured entities

The table below shows the total assets of unconsolidated structured entities in which the Bank had an interest at the reporting date and its maximum exposure to loss in relation to those interests.

As of December 31, 2020

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	2,405,326	162,021,763	164,427,089
The Bank’s interest-assets
Investments at fair value through profit or loss	154,397	-	154,397
Investments at fair value through other comprehensive income	142,400	-	142,400
Loans and advances to customers	-	4,211,304	4,211,304
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	296,797	4,211,304	4,508,101
The Bank’s maximum exposure	296,797	4,211,304	4,508,101
Fees income	8,756	464,805	473,561

As of December 31, 2019

	Securitisations	The Bank’s managed funds	Total
In millions of COP
Total assets of the entities	2,842,268	148,307,065	151,149,333
The Bank’s interest-assets
Investments at fair value through profit or loss	198,115	-	198,115
Investments at fair value through other comprehensive income	179,405	-	179,405
Loans and advances to customers	-	4,748,233	4,748,233
Total assets in relation to the Bank’s interests in the unconsolidated structured entities	377,520	4,748,233	5,125,753
The Bank’s maximum exposure	377,520	4,748,233	5,125,753
Fees income	8,562	458,462	467,024